UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1600

Dallas, TX  75201

(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Ranger Funds Investment Trust

Ranger Small Cap Fund

Institutional Class (RFISX)

Ranger Quest for Income and Growth Fund

Institutional Class (RFIDX)

Investor Class (RFTDX)

SEMI-ANNUAL REPORT

JANUARY 31, 2015

(UNAUDITED)

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

           PORTFOLIO ANALYSIS

              JANUARY 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the underlying securities represented as a percentage of net assets.

Liabilities In Excess Of Other Investments (0.82)%
Auto Parts 1.20%
Back Office Support HR & Consulting 4.89%
Banks: Diversified 9.90%
Chemicals: Diversified 1.86%
Commerical Vehicles & Parts 1.71%
Communications Technology 1.45%
Computer Services Software & Systems 7.41%
Diversified Retail 2.24%
Education Services 1.54%
Electronic Components 1.86%
Engineering & Contracting Services 1.62%
Foods 6.14%
Health Care Management Services 1.05%
Health Care Services 4.15%
Machinery: Industrial 3.03%
Medical & Dental Instruments & Supplies 3.49%
Medical &Services 3.86%
Oil: Crude Producers 2.22%
Pharmaceuticals 10.32%
Restaurants 5.75%
Scientific Instruments, Electrical 1.47%
Securities Brokerage & Services 2.44%
Semiconductors & Components 4.17%
Specialty Retail 3.14%
Telecommunications Equipment 1.39%
Textiles Apparel & Shoes 6.29%
Truckers 2.88%
Short-Term Investments 3.35%

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME AND GROWTH FUND

           PORTFOLIO ANALYSIS

              JANUARY 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors that the underlying securities represent, as a percentage of net assets.

Aerospace & Defense 2.90%
Airlines 3.33%
Automobiles 3.39%
Beverages 3.06%
Capital Markets 5.22%
Chemicals 5.72%
Commercial Banks 2.48%
Diversified Telecommunication Services 17.86%
Food Products 2.87%
Insurance 1.04%
Media 2.01%
Oil, Gas & Consumable Fuels 5.31%
Pharmaceuticals 1.66%
Transportation Infrastructure 1.53%
Wireless Telecommunication Services 1.00%
Real Estate Investment Trusts 19.83%
Master Limited Partnerships & Publicly Traded Partnerships 18.85%
Short-Term Investments 2.36%
Liabilities In Excess Of Other Investments (0.42)%

Ranger Small Cap Fund
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 97.47%

Auto Parts - 1.20%
5,260	Dorman Products, Inc. *	$ 240,540

Back Office Support HR & Consulting - 4.89%
9,940	Maximus, Inc.	553,857
7,830	WageWorks, Inc. *	430,963
		984,820

Banks: Diversified - 9.90%
22,790	PrivateBancorp, Inc.	691,449
23,190	BancorpSouth, Inc	460,321
5,090	South State Corp. *	303,924
8,930	Bank of the Ozarks, Inc.	289,600
5,730	Pinnacle Financial Partners Inc.	205,936
749	IberiaBank Corp.	40,903
		1,992,133
Chemicals: Diversified - 1.86%
19,270	Aceto Corp.	373,838

Commerical Vehicles & Parts - 1.71%
27,588	Wabash National Corp. *	344,022

Communications Technology - 1.45%
17,630	Aruba Networks, Inc. *	292,305

Computer Services Software & Systems - 7.41%
15,171	Ellie Mae, Inc. *	671,165
11,080	Envestnet, Inc. *	570,288
4,220	SPS Commerce, Inc. *	250,246
		1,491,699
Diversified Retail - 2.24%
25,504	Tuesday Morning Corp. *	451,421

Education Services - 1.54%
4,571	Capella Education Co.	310,782

Electronic Components - 1.86%
25,380	Invensense, Inc. *	374,863

Engineering & Contracting Services - 1.62%
8,150	Engility Holdings, Inc. *	325,185

Foods - 6.14%
9,190	Treehouse Foods, Inc. *	833,533
4,110	J&J Snack Foods Corp.	403,273
		1,236,806
Health Care Management Services - 1.05%
1,929	Centene Corp. *	210,570

Health Care Services - 4.15%
9,980	Medidata Solutions, Inc. *	429,040
9,780	Air Methods Corp. *	406,359
		835,399
Machinery: Industrial - 3.03%
9,460	Proto Labs, Inc. *	609,129

Medical & Dental Instruments & Supplies - 3.49%
7,502	Cantel Medical Corp.	304,356
4,460	Neogen Corp. *	205,606
4,920	Anika Therapeutics, Inc. *	192,766
		702,728
Medical &Services - 3.86%
13,777	ICON Plc ADR (Ireland) *	777,023

Oil: Crude Producers - 2.22%
13,209	Matador Resources Co. *	284,786
3,506	PDC Energy, Inc. *	161,066
		445,852
Pharmaceuticals - 10.32%
15,520	Prestige Brands Holdings, Inc. *	531,715
12,430	Akorn, Inc. *	529,269
15,688	Cambrex Corp. *	351,882
11,757	Sagent Pharmaceuticals, Inc. *	301,802
19,104	IGI Laboratories, Inc. *	190,276
3,658	Lannett Co., Inc. *	173,499
		2,078,443
Restaurants - 5.75%
27,230	Sonic Corp.	824,252
17,110	Krispy Kreme Doughnuts, Inc. *	333,132
		1,157,384
Scientific Instruments, Electrical - 1.47%
5,070	EnerSys, Inc.	295,987

Securities Brokerage & Services - 2.44%
6,478	MarketAxess Holdings, Inc.	492,134

Semiconductors & Components - 4.17%
13,680	Silicon Laboratories, Inc. *	598,637
13,200	Ceva, Inc. *	241,692
		840,329
Specialty Retail - 3.14%
7,280	Monro Muffler Brake, Inc.	415,979
2,920	Asbury Automotive Group, Inc. *	216,693
		632,672
Telecommunications Equipment - 1.39%
26,400	Ruckus Wireless Inc. *	279,576

Textiles Apparel & Shoes - 6.29%
5,900	GIII Apparel Group, Ltd. *	573,480
12,718	Steven Madden Ltd. *	436,736
3,866	Deckers Outdoor Corp. *	255,349
		1,265,565
Truckers - 2.88%
7,993	SAIA, Inc *	336,585
10,208	Celadon Group, Inc.	243,257
		579,842

TOTAL FOR COMMON STOCKS (Cost $17,834,868) - 97.47%		$ 19,621,047

SHORT TERM INVESTMENTS - 3.35%
675,310	First American Government Obligation Fund 0.01% ** (Cost $675,310)	675,310

TOTAL INVESTMENTS (Cost $18,510,178) - 100.82%		$ 20,296,357

LIABILITIES IN EXCESS OF OTHER INVESTMENTS - (0.82%)		(165,439)

NET ASSETS - 100.00%		$ 20,130,918

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2015

The accompanying notes are an integral part of these financial statements.

Ranger Quest for Income and Growth Fund
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 59.38%

Aerospace & Defense - 2.90%
17,210	Bae Systems Plc. ADR (United Kingdom)	$ 522,324

Airlines - 3.33%
17,506	Japan Airlines Co., Ltd. (Japan) *	597,846

Automobiles - 3.39%
6,707	Daimler AG (Germany) *	609,232

Beverages - 3.06%
1,035,603	Thai Beverage PCL (Thailand)	550,568

Capital Markets - 5.22%
15,988	Federated Investors, Inc.	505,381
25,970	Ares Capital Corporation	432,401
		937,782

Chemicals - 5.72%
10,980	Potash Corporation of Saskatchewan, Inc. (Canada)	401,209
6,970	Yara International ASA (Norway) *	363,032
3,330	Lyondellbasell Industries NV (Netherlands)	263,370
		1,027,611

Commercial Banks - 2.48%
6,408	Common Wealth Bank Of Australia (Australia)	445,676

Diversified Telecommunication Services - 17.86%
26,667	Telstra Corp. Ltd. ADR (Australia)	673,875
499,140	HKT Trust & HKT, Ltd. (Hong Kong)	654,154
24,030	Telenor ASA (Norway) *	516,864
13,482	At&T, Inc.	443,827
10,870	Belgacom SA (Belgium)	404,803
495	Swisscom AG-REG (Switzerland) *	290,527
4,932	BCE, Inc. (Canada)	226,496
		3,210,546

Food Products - 2.87%
39,360	Marine Harvest ASA (Norway)	516,716

Insurance - 1.04%
69,840	MMI Holdings, Ltd. (South Africa)	187,886

Media - 2.01%
17,088	Regal Entertainment Group Class-A	361,582

Oil, Gas & Consumable Fuels - 5.31%
8,073	Total SA (France)	414,584
24,430	Ship Finance International, Ltd.	339,333
3,150	Royal Dutch Shell ADR B Plc. (Netherlands)	201,569
		955,486

Pharmaceuticals - 1.66%
13,530	GlaxoSmithKline Plc. (United Kingdom)	299,104

Transportation Infrastructure - 1.53%
3,840	Macquarie Infrastructure Company, LLC *	274,406

Wireless Telecommunication Services - 1.00%
5,102	Vodafone Group Plc. ADR (United Kingdom)	179,233

TOTAL FOR COMMON STOCKS (Cost $9,583,741) - 59.38%		10,675,998

REAL ESTATE INVESTMENT TRUSTS - 19.83%
26,414	Starwood Property Trust, Inc.	632,087
43,860	Spirit Realty Capital, Inc.	564,040
17,952	Blackstone Mortgage Trust, Inc.	524,198
22,800	American Capital Agency Corp.	491,340
239,425	Ascendas Real Estate Investment Trust (Singapore)	434,900
18,603	Penny Mac Mortgage Investment Trust	418,754
8,928	Select Income REIT Common Share	222,039
8,070	STORE Capital Corp. *	185,287
8,170	Lexington Realty Trust	93,220
		3,565,865

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,561,304) - 19.83%		3,565,865

MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 18.85%

Capital Markets - 6.24%
8,173	Oaktree Capital Group, LLC.	452,784
16,428	Kohlberg Kravis Roberts & Co. L.P.	394,436
11,040	Apollo Global Management, LLC	274,565
		1,121,785

Electric Utilities - 1.33%
5,691	Brookfield Infrastructure Partners, L.P. (Canada)	238,794

Oil, Gas & Consumable Fuels - 11.28%
9,553	Energy Transfer Partners, L.P.	586,554
7,000	Plains All American Pipeline, L.P.	347,130
5,011	TC Pipelines, L.P.	341,199
7,962	Alliance Resource Partners, L.P.	316,808
7,097	Teekay LNG Partners, L.P.	264,435
5,433	Cheniere Energy Partners, L.P.	172,226
		2,028,352

TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $3,197,651) - 18.85%		$ 3,388,931

SHORT TERM INVESTMENTS - 2.36%
424,033	First American Government Obligation Fund 0.01% ** (Cost $424,033)	424,033

TOTAL INVESTMENTS (Cost $16,766,729) - 100.42%		$ 18,054,827

LIABILITIES IN EXCESS OF OTHER INVESTMENTS - (0.42)%		(74,536)

NET ASSETS - 100.00%		$ 17,980,291

ADR - American Depository Receipts.
* Non-income producing securities during the period.
**Variable rate security; the coupon rate shown represents the yield at January 31, 2015

The accompanying notes are an integral part of these financial statements.

Ranger Funds Investment Trust
Statements of Assets and Liabilities
January 31, 2015 (Unaudited)

Assets:	Small Cap Fund	Quest for Income and Growth Fund
Investments in Securities, at Value (Cost $18,510,178 and $16,766,729)	$ 20,296,357	$ 18,054,827
Cash	1,000	-
Receivables:
Dividends and Interest	3	39,830
Securities Sold	218,868	-
Shareholder Subscriptions	0	-
Prepaid Expenses	1,471	4,793
Total Assets	20,517,699	18,099,450
Liabilities:
Payables:
Advisory Fees	10,873	3,517
Securities Purchased	304,374	74,019
Shareholder Redemptions	56,894	25,587
Distribution (12b-1) Fees	-	166
Trustee Fees	224	224
Other Expenses	14,416	15,646
Total Liabilities	386,781	119,159
Net Assets	$ 20,130,918	$ 17,980,291

Net Assets Consist of:
Paid In Capital	$ 17,994,106	$ 17,205,067
Accumulated Undistributed Net Investment Income (Loss)	(74,232)	67,957
Accumulated Realized Gain (Loss) on Investments	424,865	(580,831)
Unrealized Appreciation in Value of Investments	1,786,179	1,288,098
Net Assets, for 1,325,347 and 1,397,809 Shares Outstanding, respectively	$ 20,130,918	$ 17,980,291

Net Asset Value Per Share

Investor Class:

Net Assets		$ 1,620,628
Shares outstanding (unlimited number of shares authorized with no par value)		126,349
Net Asset Value, Redemption Price and Offering Price Per Share		$ 12.83

Institutional Class:

Net Assets	$ 20,130,918	$ 16,359,663
Shares outstanding (unlimited number of shares authorized with no par value)	1,325,347	1,271,460
Net Asset Value, Redemption Price and Offering Price Per Share	$ 15.19	$ 12.87

The accompanying notes are an integral part of these financial statements.

Ranger Funds Investment Trust
Statements of Operations
For the six months ended January 31, 2015 (Unaudited)

Investment Income:	Small Cap Fund	Quest for Income and Growth Fund
Dividends (net of foreign withholding of $0 and $17,839, respectively)	$ 35,302	$ 354,512
Distributions received from Master Limited Partnerships	-	86,683
Interest	20	10
Total Investment Income	35,322	441,205

Expenses:
Advisory Fees (Note 4)	99,595	86,312
Distribution (12b-1) Fees - Investor Class	-	2,041
Audit Fees	6,894	6,894
Transfer Agent & Accounting Fees	15,715	18,300
Registration Fees	1,580	8,522
Custody Fees	2,408	6,100
Insurance Fees	3,385	2,694
Trustee Fees	1,890	1,890
Printing Fees	366	728
Miscellaneous Fees	2,346	2,596
Legal Fees	11,551	11,590
Total Expenses	145,730	147,667
Advisory Fees Waived (Note 4)	(36,176)	(50,683)
Net Expenses	109,554	96,984

Net Investment Income (Loss)	(74,232)	344,221

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	1,060,906	(414,028)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(109,735)	151,647
Net Realized and Unrealized Gain on Investments	951,171	(262,381)

Net Increase in Net Assets Resulting from Operations	$ 876,939	$ 81,840

The accompanying notes are an integral part of these financial statements.

Ranger Small Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2015	7/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (74,232)	$ (139,125)
Net Realized Gain on Investments	1,060,906	1,698,851
Net Change in Unrealized Depreciation on Investments	(109,735)	(909,365)
Net Increase in Net Assets Resulting from Operations	876,939	650,361

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(1,728,853)	(125,661)
Total Distributions Paid to Shareholders	(1,728,853)	(125,661)

Capital Share Transactions (Note 5)	2,263,661	2,353,041

Total Increase in Net Assets	1,411,747	2,877,741

Net Assets:
Beginning of Period	18,719,171	15,841,430

End of Period (Including Undistributed Net Investment Income (Loss) of $(74,232) and $0, respectively)	$ 20,130,918	$ 18,719,171

The accompanying notes are an integral part of these financial statements.

Ranger Quest for Income and Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2015	7/31/2014
Increase in Net Assets From Operations:
Net Investment Income	$ 344,221	$ 976,772
Net Realized Loss on Investments	(414,028)	(308,388)
Net Change in Unrealized Appreciation on Investments	151,647	866,153
Net Increase in Net Assets Resulting from Operations	81,840	1,534,537

Distributions to Shareholders:
Net Investment Income:
Investor Class	(24,172)	(117,310)
Institutional Class	(249,806)	(821,421)
Realized Gains	-	(117,528)
Total Distributions Paid to Shareholders	(273,978)	(1,056,259)

Capital Share Transactions (Note 5)	752,757	2,227,047

Total Increase in Net Assets	560,619	2,705,325

Net Assets:
Beginning of Period	17,419,672	14,714,347

End of Period (Including Undistributed Net Investment Income (Loss) of $67,942 and $(2,286), respectively)	$ 17,980,291	$ 17,419,672

The accompanying notes are an integral part of these financial statements.

Ranger Small Cap Fund
Financial Highlights
Selected data for an institutional class share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended		Period Ended	*
	1/31/2015		7/31/2014	7/31/2013	7/31/2012

Net Asset Value, at Beginning of Period	$ 15.86		$ 15.33	$ 12.90	$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.06)		(0.13)	(0.08)	(0.10)
Net Gain on Securities (Realized and Unrealized)	0.79		0.77	2.73	3.01
Total from Investment Operations	0.73		0.64	2.65	2.91

Distributions:
Realized Gains	(1.40)		(0.11)	(0.22)	(0.01)
Total from Distributions	(1.40)		(0.11)	(0.22)	(0.01)

Net Asset Value, at End of Period	$ 15.19		$ 15.86	$ 15.33	$ 12.90

Total Return ***	4.25%	(b)	4.17%	21.01%	29.15%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 20,131		$ 18,719	$ 15,841	$ 8,811
Before Waivers
Ratio of Expenses to Average Net Assets	1.46%	(a)	1.49%	1.69%	2.29%	(a)
Ratio of Net Investment Loss to Average Net Assets	(1.09)%	(a)	(1.16)%	(1.15)%	(2.00)%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.10%	(a)	1.10%	1.13%	1.25%	(a)
Ratio of Net Investment Loss to Average Net Assets	(0.73)%	(a)	(0.78)%	(0.59)%	(0.95)%	(a)
Portfolio Turnover	42.04%	(b)	79.29%	86.85%	92.21%	(b)

* For the period September 29, 2011 (commencement of investment operations) through July 31, 2012.
** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
(a) Annualized.
(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Ranger Quest for Income and Growth Fund
Investor Class
Financial Highlights
Selected data for an investor class share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Year Ended	Period Ended	*
	1/31/2015		7/31/2014	7/31/2013

Net Asset Value, at Beginning of Period	$ 12.98		$ 12.65	$ 12.70

Income From Investment Operations:
Net Investment Income **	0.24		0.71	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.20)		0.48	(0.05)
Total from Investment Operations	0.04		1.19	0.00

Distributions:
Net Investment Income	(0.19)		(0.76)	(0.05)
Realized Gains	-		(0.10)	-
Total from Distributions	(0.19)		(0.86)	(0.05)

Net Asset Value, at End of Period	$ 12.83		$ 12.98	$ 12.65

Total Return ***	0.35%	(b)	9.49%	(0.02)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,621		$ 1,718	$ 2,731
Before Waivers
Ratio of Expenses to Average Net Assets	2.16%	(a)	2.24%	2.17%	(a)
Ratio of Net Investment Income to Average Net Assets	2.95%	(a)	4.57%	1.81%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.35%	(a)	1.35%	1.35%	(a)
Ratio of Net Investment Income to Average Net Assets	3.76%	(a)	5.45%	2.63%	(a)
Portfolio Turnover	16.39%	(b)	38.63%	46.45%	(b)

* For the period June 4, 2013 (launch of share class) through July 31, 2013.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends
(a) Annualized
(b) Not annualized

The accompanying notes are an integral part of these financial statements.

Ranger Quest for Income and Growth Fund
Institutional Class
Financial Highlights
Selected data for an institutional class share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended		Period Ended	*
	1/31/2015		7/31/2014	7/31/2013	7/31/2012

Net Asset Value, at Beginning of Period	$ 13.02		$ 12.61	$ 12.01	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.26		0.77	0.57	0.45
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.20)		0.46	0.77	1.68
Total from Investment Operations	0.06		1.23	1.34	2.13

Distributions:
Net Investment Income	(0.21)		(0.72)	(0.64)	(0.11)
Realized Gains	-		(0.10)	(0.10)	(0.01)
Total from Distributions	(0.21)		(0.82)	(0.74)	(0.12)

Net Asset Value, at End of Period	$ 12.87		$ 13.02	$ 12.61	$ 12.01

Total Return ***	0.44%	(b)	9.84%	11.40%	21.52%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 16,360		$ 15,702	$ 11,984	$ 3,726
Before Waivers
Ratio of Expenses to Average Net Assets	1.66%	(a)	1.74%	2.04%	4.85%	(a)
Ratio of Net Investment Income to Average Net Assets	3.44%	(a)	5.29%	3.61%	1.18%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.10%	(a)	1.10%	1.12%	1.20%	(a)
Ratio of Net Investment Income to Average Net Assets	4.00%	(a)	5.93%	4.54%	4.84%	(a)
Portfolio Turnover	16.39%	(b)	38.63%	46.45%	22.40%	(b)

* For the period September 29, 2011 (commencement of investment operations) through July 31, 2012.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
(a) Annualized
(b) Not annualized

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME AND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2015 (UNAUDITED)

Note 1. Organization

Ranger Funds Investment Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of four series:  Ranger Small Cap Fund, Ranger Mid Cap Fund, Ranger International Fund, and Ranger Quest for Income and Growth Fund.  The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The Trust currently offers shares of beneficial interest (“shares”) of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund (collectively, the “Funds”). The Ranger Mid Cap Fund and Ranger International Fund are not currently available for sale.  Ranger Small Cap Fund (“Small Cap Fund”) is a diversified portfolio with an investment objective of seeking long-term growth of capital.  Ranger Quest for Income and Growth Fund (“Income and Growth Fund”) is a diversified portfolio with an investment objective of seeking long term growth of capital while providing current income.  Each Fund offers Institutional Class Shares and Investor Class Shares.  Currently, the Small Cap Fund has not offered Investor Class shares. The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board”).  The Declaration of Trust permits the Board to create additional funds and share classes.

Ranger Investment Management, L.P. (the “Small Cap Adviser”) and Ranger International Management, L.P, (the “Income and Growth Adviser”) serve as investment advisers (the “Advisers”) to Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund, respectively.  All costs incurred by the Fund in connection with its organization have been advanced by the Small Cap Adviser and the Income and Growth Adviser and are subject to recoupment as described in Note 4. Organizational costs were charged to expenses as incurred. Offering costs incurred by the Fund were treated as deferred charges until operations commenced and thereafter were amortized using the straight line method.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of, and during the six months ended January 31, 2015, the officers of the Trust have analyzed the Funds’ tax positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ open tax years or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. As of, and during the six months ended January 31, 2015, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment transactions and related investment income: The Funds record security transactions on the trade date. The first-in first-out method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.

Reclassification of Capital Account: GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no impact on the net asset value of the fund and are designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Share valuation: The net asset value per share of each class of shares for Small Cap and Income and Growth are calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of Small Cap and Income and Growth is equal to the net asset value per share.

Translation of Foreign Currency: Assets and liabilities denominated in foreign currencies are translated into United States dollar amounts at the daily exchange rates.  Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into United States dollar amounts on the transaction date.  Adjustments arising from foreign currency transactions are reflected in the statement of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held.  Such fluctuations are included in net realized and unrealized gain on investments in the statement of operations.

Transfer Agent Agreement and Accounting Services Agreement:  Mutual Shareholder Services, LLC (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agent Agreement with the Trust. Under the Transfer Agency and Service Agreement, MSS will provide all of the customary services of a transfer agent and dividend disbursing agent.

In addition, MSS provides accounting services to the Funds pursuant to a Fund Accounting Services Agreement with the Trust.   As such, MSS provides all necessary administration, bookkeeping and pricing services to each Fund.

For the services rendered to the Funds pursuant to the Transfer Agent Agreement and Accounting Services Agreement, each Fund pays MSS an annual fee based on the average value of the Fund. Each Fund receives a discount depending on the net assets of the Fund. For the six months ended January 31, 2015, the Small Cap Fund and the Income and Growth Fund incurred $15,715 and $18,300 in Transfer Agent and Accounting fees, respectively.  At January 31, 2015, the Small Cap Fund and the Income and Growth Fund owed $2,565 and $2,992 in Transfer Agent and Accounting fees, respectively.

12b-1 Plan and Distribution Agreement: The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan permits Investor Class shares of each Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by each Fund’s Investor Class is 0.25% of its respective average daily net assets.   Institutional Classes of the Funds are not subject to a 12b-1 fee.    Under the Plan, the Trust may engage in any activities related to the distribution of each Fund's shares.

Rafferty Capital Markets, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds' shares.

The Trust and the Advisers are not affiliated with the Distributor.

For the six months ended January 31, 2015, the Income and Growth Fund accrued $2,041 in distribution fees.  At January 31, 2015 the Income and Growth Fund owed $166 in distribution fees.

Note 3. Security Valuations

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisers believe such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the Advisers determine that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3.

The Income and Growth Fund may invest in master limited partnership interests ("MLPs").  MLPs are limited partnerships, the interests in which (known as "units").  MLP units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships.  These securities will be classified as Level 1 of the value hierarchy.

Money market mutual funds are generally priced at the ending NAV provided by service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using amortized cost which approximates fair value and would be categorized as Level 2.

The following table presents information about the Small Cap Fund’s investments measured at fair value as of January 31, 2015:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 19,621,047	$ -	$ -	$ 19,621,047
Short-Term Investments:
First American Gov't Obligation Fund Class Z	675,310	-	-	675,310
Total	$ 20,296,357	$ -	$ -	$ 20,296,357

The following table presents information about the Income and Growth Fund’s investments measured at fair value as of January 31, 2015:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,675,998	$ -	$ -	$ 10,675,998
Real Estate Investment Trusts	3,565,865	-	-	3,565,865
Master Limited Partnerships & Publicly Traded Partnerships	3,388,931	-	-	3,388,931
Short-Term Investments:
First American Gov't Obligation Fund Class Z	424,033	-	-	424,033
Total	$ 18,054,827	$ -	$ -	$ 18,054,827

Neither Fund held any Level 2 or Level 3 assets during the six months ended January 31, 2015.  Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments.  Neither Fund had transfers into or out of Level 2 or Level 3 during the six months ended January 31, 2015.  The Funds consider transfers into and out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 31, 2015.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Investment Management Agreements (“Advisory Agreements”) with the Trust, the Small Cap Adviser and the Income and Growth Adviser are entitled to investment advisory fees, computed daily and payable monthly of 1.0% per annum of the average daily net assets of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund, respectively.  For the six months ended January 31, 2015, the Advisers earned $99,595 and $86,312 from the Small Cap Fund and Income and Growth Fund, respectively.  For the six months ended January 31, 2015, the Advisers waived $36,176 and $50,683 in expenses from the Small Cap Fund and Income and Growth Fund, respectively.  At January 31, 2015, the Advisers were owed $10,873 and $3,517 from the Small Cap Fund and Income and Growth Fund, respectively.

The Small Cap Adviser and the Income and Growth Adviser have each entered into an Expense Limitation Agreement with the Trust (the “Expense Limitation Agreements”), whereby they have agreed to waive fees with respect to each of the Funds so that the Net Annual Operating Expenses (exclusive of any Rule 12b-1 fees, acquired fund fees and expenses, distribution or shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund will not exceed 1.10% and 1.10%, respectively, until November 30, 2015.  The Small Cap Adviser and the Income and Growth Adviser may recoup any waived amount from each respective Fund pursuant to these Expense Limitation Agreements if such reimbursement does not cause the respective Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the respective adviser incurred the expenses.  As of July 31, 2014, the Adviser is able to recapture $176,694 in expenses pursuant to the Expense Limitation Agreement for the Small Cap Fund.  As of July 31, 2014, the Adviser is entitled to recapture $228,517 in expenses pursuant to the Expense Limitation Agreement for the Income and Growth Fund.

Fiscal Year Ended	Recoverable Through	Small Cap Fund	Income and Growth Fund
July 31, 2012	July 31, 2015	$46,094	$48,962
July 31, 2013	July 31, 2016	$61,610	$67,467
July 31, 2014	July 31, 2017	$68,990	$112,088

As mentioned in Note 1, the Small Cap Adviser and the Income and Growth Adviser have paid offering costs in the amount of $3,510 ($1,755 per Fund) to be reimbursed by the respective Funds.

Each Trustee who is not affiliated with the Trust and/or the Advisers will receive an annual fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings.   The “interested person” who serves as Trustee of the Trust receives no compensation for his services as a Trustee.  None of the executive officers receive compensation from the Trust.

Note 5. Capital Share Transactions

At January 31, 2015, there were unlimited shares authorized at no par value for the Ranger Funds Investment Trust (which includes the Small Cap Fund and the Income and Growth Fund).  Paid in capital for the six months end January 31, 2015 amounted to $17,994,106 and $17,205,067 for the Small Cap Fund and Income and Growth Fund, respectively.  The following table summarizes transactions in capital for the six months ended January 31, 2015, and the year ended July 31, 2014:

Small Cap Fund – Institutional Class	Six Months Ended January 31, 2015		Year Ended July 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	169,922	$ 2,675,613	244,714	$ 3,942,395
Shares reinvested	55,597	880,655	3,389	56,188
Shares redeemed	(80,440)	(1,292,607)	(100,999)	(1,645,542)
Net increase	145,079	$ 2,263,661	147,104	$ 2,353,041

Income and Growth Fund – Investor Class	Six Months Ended January 31, 2015		Period Ended July 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	7,812	$ 100,549	19,782	$ 256,571
Shares reinvested	1,889	24,172	10,367	135,331
Shares redeemed	(15,705)	(201,179)	(113,689)	(1,478,445)
Net increase (decrease)	(6,004)	$ (76,458)	(83,540)	$(1,086,543)

Income and Growth Fund – Institutional Class	Six Months Ended January 31, 2015		Year Ended July 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	197,530	$ 2,517,695	397,478	$ 5,156,402
Shares reinvested	18,163	233,125	65,781	859,240
Shares redeemed	(150,613)	(1,921,605)	(207,197)	(2,702,052)
Net increase	65,080	$ 829,215	256,062	$ 3,313,590

The Small Cap Fund has not issued Investor Class shares.

Note 6. Investments

Small Cap Fund

For the six months ended January 31, 2015, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $8,856,773 and $8,089,033, respectively. For federal income tax purposes, as of January 31, 2015, the gross unrealized appreciation for all securities totaled $2,553,841 and the gross unrealized depreciation for all securities totaled $767,662, for a net unrealized appreciation of $1,786,179.  The aggregate cost of securities for federal income tax purposes at January 31, 2015, was $18,510,178.

Income and Growth Fund

For the six months ended January 31, 2015, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $3,399,844 and $2,784,496, respectively. For federal income tax purposes, as of January 31, 2015, the gross unrealized appreciation for all securities totaled $1,823,120 and the gross unrealized depreciation for all securities totaled $535,022, for a net unrealized appreciation of $1,288,098.  The aggregate cost of securities for federal income tax purposes at January 31, 2015, was $16,766,729.

Note 7. Federal Income Taxes

Small Cap Fund

During the six months ended January 31, 2015, a long-term capital gain distribution of $1.40075 per share was paid on 12/29/2014, for shareholders on record as of 12/26/2014, for a total distribution of $1,728,853.

The tax character of distributions paid during the six months ended January 31, 2015 was as follows:

             Capital Gain          $ 1,728,853

During the year ended July 31, 2014, a long-term capital gain distribution of $0.11473 per share was paid on 12/27/2013, for shareholders on record as of 12/26/2013, for a total distribution of $125,661.

The tax character of distributions paid during the year ended July 31, 2014 was as follows:

             Capital Gain          $ 125,661

As of July 31, 2014, for tax purposes the Small Cap Fund’s undistributed net investment income was $0 and its undistributed realized loss (“capital loss carryforward”) on investments was $55,791. The Small Cap Fund used capital loss carry forwards from prior periods of $39,196. Additionally, the Small Cap Fund has elected to defer post October capital losses of $67,374, and its accumulated net realized gain on investments is $1,183,036.

Income and Growth Fund

Investor Class

During the six months ended January 31, 2015, an ordinary income distribution of $0.11187 per share was paid on 10/30/2014, for shareholders on record as of 10/29/2014, for a total distribution of $13,789. An ordinary income distribution of $0.02736 per share was paid on 12/29/2014, for shareholders on record as of 12/26/2014, for a total distribution of $3,416. An ordinary income distribution of $0.05533 per share was paid on 1/29/2015, for shareholders on record as of 1/28/2015, for a total distribution of $6,967.

The tax character of distributions paid during the six months ended January 31, 2015 was as follows:

Ordinary Income

$   24,172

During the year ended July 31, 2014, an ordinary income distribution of $0.1290 per share was paid on 10/31/2013, for shareholders on record as of 10/30/2013, for a total distribution of $26,198. A short-term capital gain distribution of $0.02277 per share, a long-term capital gain distribution of $0.0718 per share, and an ordinary income distribution of $0.04015 per share were paid on 12/27/2013, for shareholders on record as of 12/26/2013, for a total distribution of $25,672. An ordinary income distribution of $0.02302 per share was paid on 1/31/2014, for shareholders on record as of 1/30/2014, for a total distribution of $4,099.  An ordinary income distribution of $0.43204 per share was paid on 4/30/2014, for shareholders on record as of 4/29/2014, for a total distribution of $61,268.  An ordinary income distribution of $0.138 per share was paid on 7/30/2014, for shareholders on record as of 7/29/2014, for a total distribution of $18,095.

The tax character of distributions paid during the year ended July 31, 2014 was as follows:

Ordinary Income

$   121,649

Capital Gain

$     13,682

Institutional Class

During the six months ended January 31, 2015, an ordinary income distribution of $0.11668 per share was paid on 10/30/2014, for shareholders on record as of 10/29/2014, for a total distribution of $138,579. An ordinary income distribution of $0.03329 per share was paid on 12/29/2014, for shareholders on record as of 12/26/2014, for a total distribution of $39,416. An ordinary income distribution of $0.05609 per share was paid on 1/29/2015, for shareholders on record as of 1/28/2015, for a total distribution of $71,811.

The tax character of distributions paid during the six months ended January 31, 2015 was as follows:

Ordinary Income

$   249,806

During the year ended July 31, 2014, an ordinary income distribution of $0.1298 per share was paid on 10/31/2013, for shareholders on record as of 10/30/2013, for a total distribution of $128,334. A short-term capital gain distribution of $0.02277 per share, a long-term capital gain distribution of $0.0718 per share, and an ordinary income distribution of $0.04738 per share were paid on 12/27/2013, for shareholders on record as of 12/26/2013, for a total distribution of $149,360. An ordinary income distribution of $0.02558 per share was paid on 1/31/2014, for shareholders on record as of 1/30/2014, for a total distribution of $29,696.  An ordinary income distribution of $0.3787 per share was paid on 4/30/2014, for shareholders on record as of 4/29/2014, for a total distribution of $446,488.  An ordinary income distribution of $0.13915 per share was paid on 7/30/2014, for shareholders on record as of 7/29/2014, for a total distribution of $167,049.

The tax character of distributions paid during the year ended July 31, 2014 was as follows:

Ordinary Income

$ 845,380

Capital Gain

$   75,548

As of July 31, 2014, for tax purposes Income and Growth Fund’s undistributed net investment income was $0 and its undistributed realized loss (“capital loss carryforward”) on investments was $0. These capital loss carryforward amounts have no expiration. The Income & Growth Fund has elected to defer post October capital losses of $193,782.

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of January 31, 2015, R E Smith Sub S Trust, held approximately 45.69% and National Financials Services, LLC held approximately 31.90% of the voting securities of the Small Cap Fund and each may be deemed to control the Small Cap Fund.  As of January 31, 2015, Charles Schwab & Co., Inc., held in omnibus accounts for the benefit of others, approximately 64.72% of the voting securities of the Income and Growth Fund and may be deemed to control the Income and Growth Fund.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events requiring disclosure.

Ranger Funds Investment Trust
Expense Illustration
January 31, 2015 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, August 1, 2014 through January 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Ranger Small Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2014	January 31, 2015	August 1, 2014 to January 31, 2015

Actual	$1,000.00	$1,042.45	$5.66
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365.

Ranger Quest for Income and Growth Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2014	January 31, 2015	August 1, 2014 to January 31, 2015

Actual	$1,000.00	$1,003.54	$6.82
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.40	$6.87

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 184/365.

Ranger Quest for Income and Growth Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2014	January 31, 2015	August 1, 2014 to January 31, 2015

Actual	$1,000.00	$1,004.42	$5.56
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME AND GROWTH

TRUSTEES AND OFFICERS

JANUARY 31, 2015 (UNAUDITED)

Information about Trustees and Officers who are “interested persons” of the Trust as defined under the 1940 Act, and each officer of the Trust, including their principal occupations during the past five years, is as follows:

Name, Address* and Age	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex *** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Jason Christopher Elliott Year of Birth: 1970	Trustee, Chairman (since September 2011)	Manager, Ranger Capital Group, L.L.C. (since 2005); Director, Fiberforge Corp. (2000- 2013).	4	None
Kenneth Scott Canon Year of Birth: 1962	President (since September 2011)	President, Ranger Capital Group Holdings, L.P. (since 2001) and its affiliated investment advisers.	N/A	None
Nimrod Hacker Year of Birth: 1968	Secretary (since September 2011)	General Counsel, Ranger Capital Group Holdings, L.P. (since 2001) and its affiliated investment advisers.	N/A	None
Thomas E. Burson Year of Birth: 1960	Chief Compliance Officer (since September 2011)	Chief Compliance Officer, Ranger Capital Group Holdings, L.P. (since 2004), and its affiliated investment advisers.	N/A	None
Joseph W. Thompson Year of Birth: 1959	Treasurer (since September 2011)	COO/CFO, Ranger Capital Group Holdings, L.P. (since 2002) and its affiliated investment advisers.	N/A	None

* The address for each Trustee is c/o Ranger, 2828 N. Harwood Street, Suite 1600, Dallas, Texas 75201

** The term of office for each Trustee and Officer listed above will continue indefinitely.

*** The term “Fund Complex” refers to Ranger Funds Investment Trust.

Information about Trustees who are not “interested persons” of the Trust as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address* and Age	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
James F. McCain Year of Birth: 1951	Independent Trustee (since September 2011)	Retired (since 8/2014); Chief Compliance Officer, SteelPath Capital Management LLC and SteelPath Fund Advisors, LLC; Chief Compliance Officer, SteelPath MLP Funds Trust (2010 – 8/2014); Chief Compliance Officer, Brazos Capital Management; Chief Compliance Officer and Secretary, PineBridge Mutual Funds (2007–2010).	4	None
Curtis A. Hite Year of Birth: 1969	Independent Trustee (since September 2011)	CEO, Improving Holdings (since 2007) (technology consulting).	4	None
Benjamin C. Bell, Jr. Year of Birth: 1959	Independent Trustee (since March 2014)	Managing Member, William K. Woodruff & Co, LLC (since 2009) (investment advisory firm).	4	None

* The address for each Trustee is c/o Ranger, 2828 N. Harwood Street, Suite 1600, Dallas, Texas 75201

** The term of office for each Trustee and Officer listed above will continue indefinitely.

** *The term “Fund Complex” refers to Ranger Funds Investment Trust.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME AND GROWTH FUND

ADDITIONAL INFORMATION

JANUARY 31, 2015 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-458-4744.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-866-458-4744.

Approval of Renewal of Management Agreements

The Board of Trustees (the "Board" or "Trustees") considered the renewal of a management agreement with Ranger International Management, LP, the Ranger Quest for Income and Growth Fund's investment adviser; and the renewal of a management agreement with Ranger Investment Management, LP, the Ranger Small Cap Fund's investment adviser, at an in person meeting held September 8, 2014.  The Trustees review included, but was not limited to the following factors: (i) the investment performance of a fund and its adviser; (ii) the nature, extent and quality of the services provided by the adviser to a fund;  (iii) the cost of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with a fund; (iv) the extent to which economies of scale will be realized as a fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of fund shareholders. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the advisory agreements.

Ranger Quest for Income & Growth Fund - Agreement with Ranger International Management, LP

The following summarizes the Trustees' review and deliberations with respect to the management agreement and 15(c) questionnaire materials supplied by Ranger International Management, LP (the "Adviser") regarding its management agreement with the Trust on behalf of the Ranger Quest for Income and Growth Fund (the "Fund").

Nature, Extent and Quality of Services.  The Trustees reviewed the organizational structure of the Adviser and its investment philosophy, portfolio construction process, assets under management, and brokerage policies.  The Board further reviewed the Adviser's experience and the capabilities of its personnel, as well as the quality of the reports and other materials provided to the Board.  The Trustees considered that for a portion of the prior year, the Adviser served as sub-adviser to the Fund, but that following an internal reorganization, it took over as adviser to the Fund.  They noted favorably the benefits of the continuity of portfolio management staff and dedication to the Fund.  The Trustees acknowledged the Adviser's continued commitment to compliance and quality as demonstrated by its investment in personnel.  Taking into account the personnel involved in servicing the Fund, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services provided.

Performance.  The Board began its review by examining the performance of the Fund, noting that, as of July 31, 2014 the Fund returned 9.84% for the one year period, and 15.01% since inception but despite the Fund's positive returns, it underperformed its peer group (13.29% and 15.63%), Morningstar category average (14.35% and 16.74%, respectively), and the MSCI ACWI Index (16.50% and 17.84%) for both periods.  The Trustees discussed the Adviser's rigorous investment approach, which employs fundamental, bottom up analysis to stock selection, and the Trustees agreed that the Adviser's commitment to quality growth stocks is appropriate and will perform well in softer markets.  The Trustees noted that the Adviser remains confident in the long-term effectiveness of the strategy, highlighting the fact that a similar strategy for a separate fund managed by the Adviser has outperformed the peer group and Morningstar categories over longer periods. After further discussion, the Trustees concluded that performance was acceptable.

Fees and Expenses.  The Trustees noted that the Adviser's management fee is 1.00%, and that the Adviser has contractually agreed to limit the Fund's total operating expenses to 1.10%.  They compared the advisory fee to that of a peer group of funds and noted that the advisory fee is the highest among the Adviser selected peer group.  They considered, however, that the Fund is very small, compared to the funds in its peer group which may benefit from economies of scale and that the Adviser provides most administrative services to the Fund.  They further considered that the Adviser waived a significant portion of its advisory fee during the prior year pursuant to the expense limitation agreement in place.  After further discussion, the Trustees concluded that the advisory fee is reasonable.

Profitability.  The Trustees reviewed the profitability analysis provided by the Adviser and noted that it realized a marginal profit in terms of actual dollars and percentage of revenue.  Despite the minimal revenue currently received, the Trustees noted that the Adviser's ability to operate effectively was not impacted, and the Adviser has the capacity to continue to manage the Fund effectively.  After discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale.  The Trustees noted the absence of breakpoints, but considered, given the size of the Fund, breakpoints are not realistic at this time.  They further noted that the Adviser indicated it does not anticipate, based on current and projected asset levels, realizing breakpoints during the next 12 months.  The Trustees concluded to monitor the Fund asset levels annually and revisit breakpoints in the future as economies are realized.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the management agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee structure is reasonable and that renewal of the management agreement is in the best interests of the Trust and shareholders of the Fund.

Ranger Small Cap Fund – Agreement with Ranger Investment Management, LP

The following summarizes the Trustees' review and deliberations with respect to the management agreement and 15(c) questionnaire materials supplied by Ranger Investment Management, LP (the "Adviser") regarding its management agreement with the Trust on behalf of the Ranger Small Cap Fund (the "Fund").

Nature, Extent and Quality of Service.  The Trustees reviewed the organizational structure of the Adviser and its investment philosophy, portfolio construction process, assets under management, and brokerage policies.  The Board further reviewed the Adviser's experience and the capabilities of its personnel, as well as the quality of the reports and other materials provided to the Board.  They considered the Adviser's culture of compliance noting that the Adviser had not reported compliance or regulatory issues or litigation since inception.  The Trustees acknowledged the Adviser's continued commitment to compliance and quality as demonstrated by its investment in personnel.  Taking into account the personnel involved in servicing the Fund, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services provided.

Performance.  The Board began its review by examining the performance of the Fund, noting that, as of July 31, 2014 the Fund returned 4.17% for the one year period, and 18.75% since inception.  They noted that the Fund underperformed its peer group (6.70%) and Morningstar category (8.19%) for the one-year period, but performed in line with both benchmarks (18.90% and 19.91%, respectively) since inception.  The Trustees considered their discussion with a representative of the Adviser earlier in the meeting, and agreed that the Fund's results are consistent with its objective.  They noted that the Adviser remains optimistic about opportunities for small cap stocks and is committed to its investment process.  After further discussion, the Trustees concluded that performance was acceptable.

Fees and Expenses.  The Trustees noted that the Adviser's management fee is 1.00%, and that the Adviser has contractually agreed to limit the Fund's total operating expenses to 1.10%.  They compared the advisory fee to that of a peer group of funds and noted that the advisory fee is the highest among the Adviser selected peer group.  They considered, however, that the Fund is very small, compared to the funds in its peer group which may benefit from economies of scale and that the Adviser provides most administrative services to the Fund.  They further considered that the Adviser waived a significant portion of its advisory fee during the prior year pursuant to the expense limitation agreement in place.  After further discussion, the Trustees concluded that the advisory fee is reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the Adviser and noted that it realized a profit in connection with its relationship with the Fund, but that such profit was reasonable both in terms of percentage of revenue and actual dollars.  They further noted that the profit, in terms of actual dollars was minimal in consideration of the efforts put forth by the Adviser in managing the Fund.  After discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale.  The Trustees noted the absence of breakpoints, but considered, given the size of the Fund, breakpoints are not realistic at this time.  They further noted that the Adviser indicated it does not anticipate, based on current and projected asset levels, realizing breakpoints during the next 12 months.  The Trustees concluded to monitor the Fund asset levels annually and revisit breakpoints in the future as economies are realized.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the management agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee structure is reasonable and that renewal of the management agreement is in the best interests of the Trust and shareholders of the Fund.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 31, 2015, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: April 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: April 10, 2015

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 10, 2015